Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Statement Of Financial Position [Abstract]
Common shares par value		$ 0	$ 0	$ 0
Common shares issued	11,778,392	11,778,392	5,560,829	4,732,090
Common shares outstanding		11,778,392	5,560,829	4,732,090